UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JQC	Nuveen Credit Strategies Income Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 155.8% (97.9% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 125.0% (78.5% of Total Investments) (2)

	Aerospace & Defense – 1.2% (0.7% of Total Investments)

$2,462	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.295%	1-Month LIBOR	2.000%	8/21/24	BB+	$2,468,468
11,940	Transdigm, Inc., Term Loan E	4.802%	1-Month LIBOR	2.500%	5/30/25	Ba2	11,900,061
14,402	Total Aerospace & Defense						14,368,529

	Airlines – 3.5% (2.2% of Total Investments)

2,939	American Airlines, Inc., Replacement Term Loan	4.277%	1-Month LIBOR	2.000%	10/10/21	BB+	2,939,011
14,122	American Airlines, Inc., Term Loan 2025	4.045%	1-Month LIBOR	1.750%	6/27/25	BB+	13,850,517
3,473	American Airlines, Inc., Term Loan B	4.280%	1-Month LIBOR	2.000%	12/14/23	BB+	3,455,283
7,840	American Airlines, Inc., Term Loan B	4.295%	1-Month LIBOR	2.000%	4/28/23	BB+	7,797,860
14,745	United Air Lines, Inc., Term Loan B	4.052%	1-Month LIBOR	1.750%	4/01/24	BBB–	14,726,794
43,119	Total Airlines						42,769,465

	Automobiles – 2.2% (1.4% of Total Investments)

12,356	Chrysler Group LLC, Term Loan	4.300%	1-Month LIBOR	2.000%	12/31/18	Baa2	12,383,086
14,888	Navistar, Inc., Tranche B, Term Loan	5.780%	1-Month LIBOR	3.500%	11/06/24	Ba3	14,937,075
27,244	Total Automobiles						27,320,161

	Beverages – 0.5% (0.3% of Total Investments)

5,756	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	10/23/25	BB	5,765,175

	Biotechnology – 0.2% (0.2% of Total Investments)

2,985	Grifols, Inc., Term Loan B	4.467%	1-Week LIBOR	2.250%	1/31/25	BB+	2,990,953

	Building Products – 0.2% (0.1% of Total Investments)

2,378	Quikrete Holdings, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	11/15/23	BB–	2,371,849

	Capital Markets – 2.5% (1.6% of Total Investments)

14,848	Capital Automotive LP, Term Loan, First Lien	4.810%	1-Month LIBOR	2.500%	3/25/24	B1	14,870,378
15,958	RPI Finance Trust, Term Loan B6, (5)	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	15,990,857
30,806	Total Capital Markets						30,861,235

	Chemicals – 3.5% (2.2% of Total Investments)

10,758	Axalta Coating Systems, Term Loan, First Lien	4.136%	3-Month LIBOR	1.750%	6/01/24	BBB–	10,745,556
9,136	Ineos US Finance LLC, Term Loan	4.302%	1-Month LIBOR	2.000%	4/01/24	BBB–	9,135,006
23,676	Univar, Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	7/01/24	BB	23,701,409
43,570	Total Chemicals						43,581,971

	Commercial Services & Supplies – 4.4% (2.8% of Total Investments)

18,227	ADS Waste Holdings, Inc., Term Loan B	4.460%	1-Week LIBOR	2.250%	11/10/23	BB+	18,256,533
15,123	Formula One Group, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/01/24	B+	14,984,418
4,342	Getty Images, Inc., Term Loan B, First Lien	5.802%	1-Month LIBOR	3.500%	10/18/19	B3	4,300,317
10,083	Monitronics International, Inc., Term Loan B2, First Lien	7.886%	3-Month LIBOR	5.500%	9/30/22	Caa1	9,902,651
4,477	Trans Union LLC, Term Loan B3	4.302%	1-Month LIBOR	2.000%	4/10/23	BB+	4,476,872
2,145	West Corporation, Incremental Term Loan B1	6.026%	3-Month LIBOR	3.500%	10/10/24	Ba3	2,123,765
54,397	Total Commercial Services & Supplies						54,044,556

	Communications Equipment – 3.7% (2.3% of Total Investments)

6,948	Avaya, Inc., Tranche B Term Loan	6.530%	1-Month LIBOR	4.250%	12/15/24	BB–	6,983,870
737	CommScope, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	12/29/22	Baa3	740,709
5,000	Mitel US Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	5,041,250
14,981	MultiPlan, Inc., Term Loan B	5.136%	3-Month LIBOR	2.750%	6/07/23	B+	14,961,493
13,976	Plantronics Inc., Term Loan, 1L	4.802%	1-Month LIBOR	2.500%	7/02/25	Ba1	13,958,617

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Communications Equipment (continued)

$3,887	Univision Communications, Inc., Term Loan C5	5.052%	1-Month LIBOR	2.750%	3/15/24	BB–	$3,739,455
45,529	Total Communications Equipment						45,425,394

	Containers & Packaging – 0.5% (0.3% of Total Investments)

1,398	Berry Global, Inc., Term Loan Q	4.277%	1-Month LIBOR	2.000%	10/01/22	BBB–	1,399,100
5,247	Crown Americas, Inc., Term Loan B	4.283%	1-Month LIBOR	2.000%	4/03/25	Baa2	5,262,599
6,645	Total Containers & Packaging						6,661,699

	Diversified Consumer Services – 2.5% (1.6% of Total Investments)

7,487	Cengage Learning Acquisitions, Inc., Term Loan B	6.530%	1-Month LIBOR	4.250%	6/07/23	B	6,975,015
19,069	Laureate Education, Inc., Term Loan B	6.027%	3-Month LIBOR	3.500%	4/26/24	B+	19,131,078
5,000	Refinitiv US Holdings Inc., Term Loan B	6.052%	1-Month LIBOR	3.750%	10/01/25	BB+	4,956,250
31,556	Total Diversified Consumer Services						31,062,343

	Diversified Financial Services – 1.8% (1.2% of Total Investments)

1,266	Lions Gate Entertainment Corp., Term Loan B	4.552%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,263,149
7,459	Travelport LLC, Term Loan B	4.814%	3-Month LIBOR	2.500%	3/17/25	B+	7,459,312
14,755	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.302%	1-Month LIBOR	6.000%	6/30/22	Caa2	13,759,136
23,480	Total Diversified Financial Services						22,481,597

	Diversified Telecommunication Services – 4.7% (3.0% of Total Investments)

11,696	CenturyLink, Inc., Initial Term Loan A	5.052%	1-Month LIBOR	2.750%	11/01/22	BBB–	11,694,097
1,955	CenturyLink, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	1/31/25	BBB–	1,936,821
766	Intelsat Jackson Holdings, S.A., Term Loan B4	6.795%	1-Month LIBOR	4.500%	1/02/24	B1	798,942
1,226	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	1,261,661
11,144	Level 3 Financing, Inc., Tranche B, Term Loan, (5)	4.530%	1-Month LIBOR	2.250%	2/22/24	BBB–	11,165,621
9,000	Numericable Group S.A., Term Loan B13	6.280%	1-Month LIBOR	4.000%	8/14/26	B1	8,838,765
23,000	Ziggo B.V., Term Loan E, (5)	4.780%	1-Month LIBOR	2.500%	4/15/25	BB	22,584,390
58,787	Total Diversified Telecommunication Services						58,280,297

	Electric Utilities – 1.8% (1.1% of Total Investments)

12,349	Vistra Operations Co., Term Loan B1	4.302%	1-Month LIBOR	2.000%	8/01/23	BBB–	12,336,569
9,501	Vistra Operations Co., Term Loan B3, (DD1)	4.293%	1-Month LIBOR	2.000%	12/31/25	BBB–	9,483,261
21,850	Total Electric Utilities						21,819,830

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

5,955	McDermott International, Term Loan	7.302%	1-Month LIBOR	5.000%	5/12/25	BB–	5,893,961
597	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	627,821
894	Seadrill Partners LLC, Initial Term Loan	8.386%	3-Month LIBOR	6.000%	2/21/21	CCC+	832,308
7,446	Total Energy Equipment & Services						7,354,090

	Equity Real Estate Investment Trusts – 0.8% (0.5% of Total Investments)

10,609	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.302%	1-Month LIBOR	3.000%	10/24/22	BB+	10,059,759

	Food & Staples Retailing – 2.2% (1.4% of Total Investments)

5,085	Albertson’s LLC, Term Loan B6	5.311%	3-Month LIBOR	3.000%	6/22/23	Ba2	5,071,413
21,560	Albertson’s LLC, Term Loan B7, (DD1)	0.000%	N/A	N/A	10/29/25	Ba2	21,421,169
26,645	Total Food & Staples Retailing						26,492,582

	Food Products – 1.5% (0.9% of Total Investments)

17,908	U.S. Foods, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	6/27/23	BBB–	17,902,845

	Health Care Equipment & Supplies – 2.5% (1.6% of Total Investments)

4,722	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B1	4,744,732
5,893	DJO Finance LLC, Term Loan B, First Lien	5.599%	1-Month LIBOR	3.250%	6/08/20	B+	5,890,955
12,180	Onex Carestream Finance LP, Term Loan, First Lien	6.302%	1-Month LIBOR	4.000%	6/07/19	B1	12,169,412

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Equipment & Supplies (continued)

$7,875	Onex Carestream Finance LP, Term Loan, Second Lien	10.802%	1-Month LIBOR	8.500%	12/07/19	B–	$7,865,100
30,670	Total Health Care Equipment & Supplies						30,670,199

	Health Care Providers & Services – 6.1% (3.9% of Total Investments)

2,993	Ardent Health Partners LLC, Term Loan, First Lien	6.802%	1-Month LIBOR	4.500%	6/30/25	B1	3,010,739
6,564	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B	6,439,284
4,437	ConvaTec, Inc., Term Loan B	4.636%	3-Month LIBOR	2.250%	10/25/23	BB	4,438,811
5,000	Grifols, Inc., Term Loan B	6.052%	1-Month LIBOR	3.750%	10/10/25	B+	4,905,075
11,940	HCA, Inc., Term Loan B11	4.052%	1-Month LIBOR	1.750%	3/17/23	BBB–	11,998,625
12,706	Kindred at Home Hospice, Term Loan B	6.063%	1-Month LIBOR	3.750%	7/02/25	B1	12,777,353
2,977	McGraw-Hill Education Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	3/06/25	Ba2	2,986,024
11,227	Millennium Laboratories, Inc., Term Loan B, First Lien	8.802%	1-Month LIBOR	6.500%	12/21/20	CCC+	6,230,939
14,351	Pharmaceutical Product Development, Inc., Term Loan B	4.802%	1-Month LIBOR	2.500%	8/18/22	Ba3	14,325,729
7,960	PharMerica, Term Loan, First Lien	5.780%	1-Month LIBOR	3.500%	12/06/24	B1	7,994,825
161	Quorum Health Corp., Term Loan B	9.052%	1-Month LIBOR	6.750%	4/29/22	B1	163,204
80,316	Total Health Care Providers & Services						75,270,608

	Health Care Technology – 1.2% (0.7% of Total Investments)

14,445	Emdeon, Inc., Term Loan, (5)	5.173%	1-Month LIBOR	2.750%	3/01/24	Ba3	14,446,399

	Hotels, Restaurants & Leisure – 15.3% (9.6% of Total Investments)

2,805	Aramark Corporation, Term Loan B	4.052%	1-Month LIBOR	1.750%	3/11/25	BBB–	2,808,955
34,475	Burger King Corporation, Term Loan B3	4.552%	1-Month LIBOR	2.250%	2/16/24	Ba3	34,384,563
12,654	Caesars Entertainment Operating Company, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	10/06/24	BB	12,606,921
18,361	Caesars Resort Collection, Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	12/23/24	BB	18,388,057
1,116	CCM Merger, Inc., Term Loan B	4.552%	1-Month LIBOR	2.750%	8/09/21	BB	1,119,278
16,093	Hilton Hotels, Term Loan B	4.031%	1-Month LIBOR	1.750%	10/25/23	BBB–	16,128,654
5,473	Las Vegas Sands Corporation, Term Loan B	4.052%	1-Month LIBOR	1.750%	3/27/25	BBB	5,458,819
22,052	Life Time Fitness, Inc., Term Loan B	5.063%	3-Month LIBOR	2.750%	6/10/22	BB–	22,067,128
12,000	Marriott Ownership Resorts Inc., Term Loan B	4.552%	1-Month LIBOR	2.250%	8/29/25	Baa3	12,060,000
4,680	MGM Growth Properties, Term Loan B	4.302%	1-Month LIBOR	2.000%	4/25/25	BB+	4,671,646
19,978	Scientific Games Corp., Initial Term Loan B5	5.046%	2-Month LIBOR	2.750%	8/14/24	Ba3	19,811,926
4,988	Stars Group Holdings, Term Loan B	5.886%	3-Month LIBOR	3.500%	7/10/25	B+	5,015,206
15,536	Station Casino LLC, Term Loan B	4.810%	1-Month LIBOR	2.500%	6/08/23	BB–	15,546,688
2,500	Wyndham International, Inc., Term Loan B	4.052%	1-Month LIBOR	1.750%	5/30/25	BBB–	2,502,088
14,766	YUM Brands, Term Loan B	4.037%	1-Month LIBOR	1.750%	4/03/25	BBB–	14,782,681
187,477	Total Hotels, Restaurants & Leisure						187,352,610

	Household Durables – 1.7% (1.1% of Total Investments)

22,906	Serta Simmons Holdings LLC, Term Loan, First Lien	5.775%	1-Month LIBOR	3.500%	11/08/23	B–	20,717,920

	Household Products – 2.5% (1.6% of Total Investments)

11,750	Energizer Holdings, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	11,783,076
19,314	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	2/05/23	B+	19,351,461
31,064	Total Household Products						31,134,537

	Independent Power & Renewable Electricity Producers – 1.0% (0.6% of Total Investments)

11,939	NRG Energy, Inc., Term Loan B	4.136%	3-Month LIBOR	1.750%	6/30/23	BBB–	11,909,735

	Insurance – 0.8% (0.5% of Total Investments)

9,810	Hub International Holdings, Inc., Term Loan B	5.490%	3-Month LIBOR	3.000%	4/25/25	B	9,794,170

	Interactive Media & Services – 0.1% (0.1% of Total Investments)

1,513	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	5.348%	3-Month LIBOR	3.000%	11/03/23	BB+	1,471,283

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet Software & Services – 2.6% (1.6% of Total Investments)

$18,113	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.250%	10/19/23	B	$18,208,466
10,023	Dynatrace, Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	8/22/25	B1	10,099,871
306	Dynatrace, Term Loan, Second Lien	9.302%	1-Month LIBOR	7.000%	8/21/26	CCC+	310,995
4,000	SkillSoft Corporation, Term Loan, Second Lien	10.552%	1-Month LIBOR	8.250%	4/28/22	CCC–	3,191,080
32,442	Total Internet Software & Services						31,810,412

	IT Services – 6.9% (4.4% of Total Investments)

10,422	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	7/10/22	BB+	10,399,663
17,324	First Data Corporation, Term Loan, First Lien	4.287%	1-Month LIBOR	2.000%	4/26/24	BB+	17,250,029
11,721	GTT Communications, Inc., Term Loan, First Lien	5.050%	1-Month LIBOR	2.750%	6/02/25	BB–	11,580,095
3,335	Neustar, Inc., Term Loan B3	4.802%	1-Month LIBOR	2.500%	1/08/20	BB–	3,343,386
1,584	Neustar, Inc., Term Loan B4, First Lien	5.802%	1-Month LIBOR	3.500%	8/08/24	BB–	1,590,186
18,717	Sabre, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	2/22/24	BB	18,733,141
5,572	Syniverse Holdings, Inc., Tranche Term Loan C	7.280%	1-Month LIBOR	5.000%	3/09/23	B	5,612,620
12,842	Tempo Acquisition LLC, Term Loan B, (5)	5.302%	1-Month LIBOR	3.000%	5/01/24	B1	12,868,135
3,788	West Corporation, Term Loan B	6.526%	1-Month LIBOR	4.000%	10/10/24	BB+	3,775,081
85,305	Total IT Services						85,152,336

	Life Sciences Tools & Services – 0.6% (0.4% of Total Investments)

7,905	Parexel International Corp., Term Loan B	5.052%	1-Month LIBOR	2.750%	9/27/24	B1	7,807,490

	Machinery – 1.5% (0.9% of Total Investments)

4,002	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	2/01/24	B+	4,016,329
13,866	Gardner Denver, Inc., Term Loan B	5.052%	1-Month LIBOR	2.750%	7/30/24	BB	13,913,931
17,868	Total Machinery						17,930,260

	Marine – 0.2% (0.1% of Total Investments)

2,669	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	2,695,589

	Media – 13.8% (8.7% of Total Investments)

7,084	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	4.677%	1-Month LIBOR	2.375%	1/03/25	BB–	7,063,855
3,504	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.552%	1-Month LIBOR	3.250%	7/23/21	B1	3,201,780
5,000	Catalina Marketing Corporation, Term Loan, First Lien, (6)	5.813%	3-Month LIBOR	3.500%	4/09/21	B2	1,900,000
7,960	Charter Communications Operating Holdings LLC, Term Loan B	4.310%	1-Month LIBOR	2.000%	4/30/25	BBB–	7,969,372
14,925	Cineworld Group PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	2/28/25	BB–	14,882,240
1,290	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	0.000%	N/A	N/A	1/30/19	CC	936,274
1,358	Clear Channel Communications, Inc., Term Loan E, (6)	0.000%	N/A	N/A	7/30/19	CC	984,015
4,229	CSC Holdings LLC, Term Loan B	4.780%	1-Month LIBOR	2.500%	1/25/26	BB+	4,232,048
20,383	Cumulus Media, Inc., Exit Term Loan	6.810%	1-Month LIBOR	4.500%	5/13/22	B	20,166,705
2,711	Nexstar Broading, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,712,477
24,665	EMI Music Publishing, Term Loan	4.530%	1-Month LIBOR	2.250%	8/20/23	BB–	24,707,069
5,000	Intelsat Jackson Holdings, S.A., Term Loan B	6.045%	1-Month LIBOR	3.750%	11/30/23	B1	5,011,725
3,540	Meredith, Term Loan B, (DD1)	5.052%	1-Month LIBOR	2.750%	1/31/25	BB	3,539,228
1	Nexstar Broadcasting Group, Term Loan	4.756%	1-Month LIBOR	2.500%	1/17/24		941
4,975	Sinclair Television Group, Term Loan B2	4.560%	1-Month LIBOR	2.250%	1/31/24	BB+	4,991,772
5,752	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	5,776,404
25,238	Tribune Media Company, Term Loan C	5.302%	1-Month LIBOR	3.000%	1/27/24	BB+	25,336,720
12,000	Virgin Media Investment Holdings Limited, Term Loan K	4.780%	1-Month LIBOR	2.500%	1/15/26	BB+	12,003,720
12,114	Vyaire Medical, Inc., Term Loan, First Lien	5.052%	1-Month LIBOR	2.750%	1/31/25	BB	12,112,104
434	Nexstar Broadcasting, Inc. Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	433,910
12,220	WideOpenWest Finance LLC, Term Loan B	5.540%	1-Month LIBOR	3.250%	8/18/23	B	11,832,974
174,383	Total Media						169,795,333

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Multiline Retail – 0.8% (0.5% of Total Investments)

$9,950	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	$9,973,631

	Oil, Gas & Consumable Fuels – 1.3% (0.8% of Total Investments)

4,000	California Resources Corporation, Term Loan B	7.037%	1-Month LIBOR	4.750%	12/31/22	B	4,070,000
4,969	Fieldwood Energy LLC, Exit Term Loan	7.552%	1-Month LIBOR	5.250%	4/11/22	BB–	5,009,432
7,260	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.552%	1-Month LIBOR	7.250%	4/11/23	B+	7,024,302
16,229	Total Oil, Gas & Consumable Fuels						16,103,734

	Personal Products – 2.4% (1.5% of Total Investments)

5,925	Coty, Inc., Term Loan A	4.031%	1-Month LIBOR	1.750%	4/05/23	BB+	5,776,875
4,988	Coty, Inc., Term Loan B	4.531%	1-Month LIBOR	2.250%	4/07/25	BB+	4,898,124
26,322	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.813%	3-Month LIBOR	3.500%	11/16/20	B3	19,368,317
37,235	Total Personal Products						30,043,316

	Pharmaceuticals – 1.1% (0.7% of Total Investments)

12,895	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.802%	1-Month LIBOR	3.500%	9/26/24	B–	12,383,662
677	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.274%	1-Month LIBOR	3.000%	6/02/25	BB–	678,092
13,572	Total Pharmaceuticals						13,061,754

	Professional Services – 2.3% (1.4% of Total Investments)

943	Ceridian HCM Holding, Inc., Term Loan B	5.552%	1-Month LIBOR	3.250%	4/30/25	B	948,127
19,148	On Assignment, Inc., Term Loan B	4.302%	1-Month LIBOR	2.000%	4/02/25	BB	19,210,651
8,953	Skillsoft Corporation, Initial Term Loan, First Lien	7.052%	1-Month LIBOR	4.750%	4/28/21	B3	8,296,289
29,044	Total Professional Services						28,455,067

	Real Estate Management & Development – 2.0% (1.2% of Total Investments)

14,250	GGP, Term Loan B	4.795%	1-Month LIBOR	2.500%	8/27/25	BB+	14,046,438
10,360	Realogy Group LLC, Term Loan B	4.530%	1-Month LIBOR	2.250%	2/08/25	BB+	10,345,718
24,610	Total Real Estate Management & Development						24,392,156

	Road & Rail – 1.1% (0.7% of Total Investments)

13,888	Avolon LLC, Term Loan B	4.280%	1-Month LIBOR	2.000%	1/15/25	BBB–	13,870,650

	Semiconductors & Semiconductor Equipment – 2.2% (1.3% of Total Investments)

6,167	Lumileds, Term Loan B	5.859%	1-Month LIBOR	3.500%	6/30/24	B1	6,046,577
14,017	Microchip Technology., Inc., Term Loan B	4.310%	1-Month LIBOR	2.000%	5/29/25	Baa3	13,985,628
6,302	ON Semiconductor Corporation, Term Loan B3	4.052%	1-Month LIBOR	1.750%	3/31/23	Baa3	6,299,077
26,486	Total Semiconductors & Semiconductor Equipment						26,331,282

	Software – 12.6% (7.9% of Total Investments)

6,591	Blackboard, Inc., Term Loan B4	7.445%	3-Month LIBOR	5.000%	6/30/21	B–	6,310,192
5,000	BMC Software, Inc., Term Loan B	6.648%	3-Month LIBOR	4.250%	9/01/25	B	5,023,450
18,708	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	18,770,209
10,347	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	1-Month LIBOR	3.500%	12/01/23	B	10,398,684
16,658	Infor (US), Inc., Term Loan B, (5)	4.992%	3-Month LIBOR	2.750%	2/01/22	B1	16,618,212
5,392	Informatica, Term Loan B	5.552%	1-Month LIBOR	3.250%	8/05/22	B1	5,420,980
2,955	Kronos Incorporated, Term Loan B	5.343%	3-Month LIBOR	3.000%	11/20/23	B	2,963,747
15,169	Kronos Incorporated, Term Loan B, Second Lien	10.593%	3-Month LIBOR	8.250%	11/01/24	CCC	15,440,753
1,920	Micro Focus International PLC, New Term Loan	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	1,918,061
12,967	Micro Focus International PLC, Term Loan B	4.802%	1-Month LIBOR	2.500%	6/21/24	BB–	12,953,137
10,235	Micro Focus International PLC, Term Loan B2	4.552%	1-Month LIBOR	2.250%	11/19/21	BB–	10,181,860
1,213	Misys, New Term Loan, Second Lien	9.636%	3-Month LIBOR	7.250%	6/13/25	BB–	1,197,628
4,988	Quintiles Transnational, Dollar Term Loan B3	4.136%	3-Month LIBOR	1.750%	6/11/25	BBB–	4,981,266
3,950	RP Crown Parent LLC, Term Loan B	5.052%	1-Month LIBOR	2.750%	10/15/23	B1	3,948,761
13,976	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	13,922,283

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$5,417	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.552%	1-Month LIBOR	2.250%	4/16/25	BB	$5,396,277
18,700	Tibco Software, Inc., Term Loan, First Lien	5.800%	1-Month LIBOR	3.500%	12/04/20	B1	18,764,637
154,186	Total Software						154,210,137

	Specialty Retail – 1.0% (0.5% of Total Investments)

816	Academy, Ltd., Term Loan B	6.259%	1-Month LIBOR	4.000%	7/01/22	CCC+	611,319
3,671	Petco Animal Supplies, Inc., Term Loan B1	5.777%	3-Month LIBOR	3.250%	1/26/23	B2	2,857,574
8,684	Petsmart Inc., Term Loan B, First Lien	5.280%	1-Month LIBOR	3.000%	3/11/22	B3	7,386,265
13,171	Total Specialty Retail						10,855,158

	Technology Hardware, Storage & Peripherals – 1.8% (1.1% of Total Investments)

14,906	Dell International LLC, Refinancing Term Loan B	4.310%	1-Month LIBOR	2.000%	9/07/23	BBB–	14,907,335
7,166	Western Digital, Term Loan B	4.044%	1-Month LIBOR	1.750%	4/29/23	Baa2	7,134,577
22,072	Total Technology Hardware, Storage & Peripherals						22,041,912

	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)

10,890	HD Supply Waterworks, Ltd., Term Loan B	5.317%	3-Month LIBOR	3.000%	8/01/24	B+	10,896,806

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

4,925	Sprint Corporation, Term Loan, First Lien	4.813%	1-Month LIBOR	2.500%	2/02/24	Ba2	4,928,841
$1,562,082	Total Variable Rate Senior Loan Interests (cost $1,562,213,945)						1,534,737,655

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 24.6% (15.5% of Total Investments)

	Airlines – 0.4% (0.3% of Total Investments)

$5,000	American Airlines Group Inc., (5)			4.625%	3/01/20	BB–	$5,000,000

	Banks – 0.3% (0.3% of Total Investments)

5,000	Wells Fargo & Company, (5)			3.661%	3/04/21	A+	5,101,540

	Communications Equipment – 1.4% (0.9% of Total Investments)

19,375	Avaya Holdings Corporation, (6), (7)			7.000%	4/01/19	NA	—
9,250	Avaya Holdings Corporation, (6), (7)			10.500%	3/01/21	NA	—
8,510	CommScope Technologies LLC, (5)			6.000%	6/15/25	BB–	8,275,975
3,612	Intelsat Jackson Holdings SA, (5)			5.500%	8/01/23	CCC+	3,232,740
6,000	Intelsat Jackson Holdings SA, 144A, (5)			9.750%	7/15/25	CCC+	6,285,000
46,747	Total Communications Equipment						17,793,715

	Consumer Finance – 1.4% (0.9% of Total Investments)

10,000	Refinitiv US Holdings Inc.			6.250%	5/15/26	BB+	9,950,000
7,000	Verscend Escrow Corporation, (WI/DD)			9.750%	8/15/26	CCC+	7,008,750
17,000	Total Consumer Finance						16,958,750

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

5,000	JPMorgan Chase & Company, (5)			2.161%	6/01/21	AA–	5,007,500
3,000	Park Aerospace Holdings Ltd, (5)			5.500%	2/15/24	BB	2,970,750
8,000	Total Diversified Financial Services						7,978,250

	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)

3,413	Intelsat Luxembourg SA			7.750%	6/01/21	Ca	3,225,285

	Food Products – 0.6% (0.4% of Total Investments)

3,000	B&G Foods Inc., (5)			5.250%	4/01/25	B+	2,857,500
5,000	ESAL GmbH, (WI/DD)			6.250%	2/05/23	BB–	4,912,500
8,000	Total Food Products						7,770,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Equipment & Supplies – 1.8% (1.1% of Total Investments)

$9,500	DJO Finance LLC, (5)	8.125%	6/15/21	CCC	$9,571,250
11,965	Kinetic Concepts Inc. / KCI USA Inc., (5)	7.875%	2/15/21	B1	12,234,213
21,465	Total Health Care Equipment & Supplies				21,805,463

	Health Care Providers & Services – 7.1% (4.4% of Total Investments)

10,000	Centene Corporation, (5)	4.750%	5/15/22	BB+	10,012,500
4,000	Centene Corporation, (5)	5.375%	6/01/26	BB+	4,060,000
4,000	HCA Inc., (5)	6.500%	2/15/20	BBB–	4,130,000
4,000	HCA Inc., (5)	5.250%	6/15/26	BBB–	4,070,000
13,000	Molina Healthcare Inc., (5)	5.375%	11/15/22	BB–	13,000,000
5,000	Molina Healthcare Inc., (5)	4.875%	6/15/25	BB–	4,775,000
12,650	Polaris Intermediate Corporation, (5)	8.500%	12/01/22	B–	12,966,250
5,200	Select Medical Corporation, (5)	6.375%	6/01/21	B–	5,245,500
1,500	Tenet Healthcare Corporation	4.750%	6/01/20	BB–	1,503,750
17,000	Tenet Healthcare Corporation, (5)	6.000%	10/01/20	BB–	17,408,850
8,000	WellCare Health Plans Inc., (5)	5.250%	4/01/25	BB	7,980,000
1,500	WellCare Health Plans Inc.	5.375%	8/15/26	BB	1,496,250
85,850	Total Health Care Providers & Services				86,648,100

	Health Care Technology – 0.5% (0.3% of Total Investments)

5,840	Change Health / Fin Inc.	5.750%	3/01/25	B–	5,708,600

	Hotels, Restaurants & Leisure – 0.6% (0.4% of Total Investments)

4,000	International Game Technology PLC	6.250%	2/15/22	BB+	4,130,000
3,080	Scientific Games International Inc.	10.000%	12/01/22	B–	3,218,600
7,080	Total Hotels, Restaurants & Leisure				7,348,600

	IT Services – 0.3% (0.1% of Total Investments)

3,428	WEX Inc., (WI/DD)	4.750%	2/01/23	BB–	3,428,000

	Media – 2.6% (1.6% of Total Investments)

2,860	Altice US Finance I Corporation	5.375%	7/15/23	BB	2,859,457
3,000	CCO Holdings LLC	5.250%	9/30/22	BB+	3,015,000
4,000	CCO Holdings LLC, (5)	5.125%	5/01/23	BB+	3,980,000
7,000	CSC Holdings LLC, (5)	5.500%	4/15/27	Ba2	6,720,000
10,609	iHeartCommunications Inc., (6)	9.000%	12/15/19	CC	7,638,480
42,258	iHeartCommunications Inc., (6)	14.000%	2/01/21	C	5,018,157
240	iHeartCommunications Inc., (6)	9.000%	3/01/21	CC	173,400
2,000	Nielsen Co Luxembourg SARL/The	5.500%	10/01/21	BB	2,010,000
71,967	Total Media				31,414,494

	Oil, Gas & Consumable Fuels – 1.2% (0.7% of Total Investments)

16,000	California Resources Corporation, 144A	8.000%	12/15/22	B–	14,240,000

	Pharmaceuticals – 1.1% (0.7% of Total Investments)

7,000	Bausch Health Companies Inc., 144A, (5)	6.500%	3/15/22	BB–	7,245,000
6,000	Bausch Health Companies Inc.	5.500%	11/01/25	BB–	5,880,000
13,000	Total Pharmaceuticals				13,125,000

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

3,167	Advanced Micro Devices Inc., (5)	7.500%	8/15/22	B+	3,467,865
1,719	Advanced Micro Devices Inc., (5)	7.000%	7/01/24	B+	1,789,909
4,886	Total Semiconductors & Semiconductor Equipment				5,257,774

	Specialty Retail – 0.1% (0.1% of Total Investments)

2,000	PetSmart Inc.	5.875%	6/01/25	B3	1,565,000

	Technology Hardware, Storage & Peripherals – 0.8% (0.5% of Total Investments)

5,000	Dell International LLC, (5)	5.875%	6/15/21	BB+	5,068,966
5,000	Dell International LLC, (5)	7.125%	6/15/24	BB+	5,291,571
10,000	Total Technology Hardware, Storage & Peripherals				10,360,537

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services – 3.1% (1.9% of Total Investments)

$1,000	Hughes Satellite Systems Corporation, (5)	6.625%	8/01/26	BB–	$952,500
6,000	Hughes Satellite Systems Corporation, (5)	5.250%	8/01/26	BBB–	5,700,000
2,500	Sprint Corporation, (5)	7.250%	9/15/21	B+	2,609,375
15,000	Sprint Corporation, (5)	7.875%	9/15/23	B+	16,012,500
12,000	T-Mobile USA Inc., (5)	6.375%	3/01/25	BB+	12,375,000
36,500	Total Wireless Telecommunication Services				37,649,375
$371,176	Total Corporate Bonds (cost $335,486,554)				302,378,483

Shares	Description (1), (10)				Value

	EXCHANGE-TRADED FUNDS – 3.8% (2.4% of Total Investments)

2,043,313	Invesco Senior Loan ETF				$47,016,632
	Total Exchange-Traded Funds (cost $47,314,519)				47,016,632

Shares	Description (1)				Value

	COMMON STOCKS – 2.2% (1.4% of Total Investments)

	Diversified Consumer Services – 0.2% (0.2% of Total Investments)

326,033	Cengage Learning Holdings II Inc., (8), (9)				$2,961,358

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

133,936	Ocean Rig UDW Inc., (8)				4,056,921
10,935	Vantage Drilling International, (8), (9)				3,342,469
	Total Energy Equipment & Services				7,399,390

	Health Care Providers & Services – 0.1% (0.0% of Total Investments)
227,437	Millennium Health LLC, (8), (9)				13,191
211,860	Millennium Health LLC, (7), (8)				419,563
198,883	Millennium Health LLC, (7), (8)				373,973
	Total Health Care Providers & Services				806,727

	Marine – 0.1% (0.1% of Total Investments)

28,051	HGIM Corporation, (9)				1,486,703
6,278	HGIM Corporation, (8), (9)				332,734
	Total Marine				1,819,437

	Media – 0.4% (0.2% of Total Investments)

51,719	Affinion Group Holdings Inc., (8), (9)				543,049
259,942	Cumulus Media Inc., (8)				3,784,756
17,987	Tribune Media Company, (9)				8,994
	Total Media				4,336,799

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

110,097	Concordia International Corporation, (8)				2,236,323

	Software – 0.6% (0.4% of Total Investments)

420,577	Avaya Holdings Corporation, (8)				6,905,877
	Total Common Stocks (cost $49,068,671)				26,465,911

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.2% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)

9,278	Fieldwood Energy LLC, (8), (9)				$454,622
45,924	Fieldwood Energy LLC, (7), (8)				2,000,588
	Total Common Stock Right (cost $1,310,866)				2,455,210

Shares	Description (1)		Value

	WARRANTS – 0.0% (0.0% of Total Investments)

37,723	Avaya Holdings Corporation		$84,877
	Total Warrants (cost $4,921,201)		84,877
	Total Long-Term Investments (cost $2,000,315,756)		1,913,138,768

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 3.4% (2.1% of Total Investments)

	INVESTMENT COMPANIES – 3.4% (2.1% of Total Investments)

41,210,766	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.082% (11)	$41,210,766
	Total Short-Term Investments (cost $41,210,766)		41,210,766
	Total Investments (cost $2,041,526,522) – 159.2%		1,954,349,534
	Borrowings – (41.2)% (12), (13)		(506,000,000)
	Reverse Repurchase Agreements – (16.3)% (14)		(200,000,000)
	Other Assets Less Liabilities – (1.7)% (15)		(20,581,235)
	Net Assets Applicable to Common Shares – 100%		$1,227,768,299

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$1,534,737,655	$—		$1,534,737,655
Corporate Bonds	—	302,378,483	—	*	302,378,483
Exchange-Traded Funds	47,016,632	—	—		47,016,632
Common Stocks	16,983,877	8,688,498	793,536		26,465,911
Common Stock Rights	—	454,622	2,000,588		2,455,210
Warrants	84,877	—	—		84,877

Short-Term Investments:
Investment Companies	41,210,766	—	—		41,210,766
Total	$105,296,152	$1,846,259,258	$2,794,124		$1,954,349,534
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

Tax cost of investments	$2,060,081,731
Gross unrealized:
Appreciation	$11,826,001
Depreciation	(117,558,198)
Net unrealized appreciation (depreciation) of investments	$(105,732,197)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $313,240,868 have been pledged as collateral for reverse repurchase agreements.

(6)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)

A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 25.9%.

(13)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Reverse Repurchase Agreements as a percentage of Total Investments is 10.2%.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

ETF	Exchange-Traded Fund

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018